DESCRIPTION OF BUSINESS AND GENERAL (Details) - $ / shares	Dec. 31, 2022	Feb. 15, 2022
TPSCo [Member]
Property, Plant and Equipment [Line Items]
Percentage of interests acquired	51.00%
PSCS [Member]
Property, Plant and Equipment [Line Items]
Percentage of interests acquired	49.00%
Intel Corporation (“Intel”) [Member]
Property, Plant and Equipment [Line Items]
Shares price per share		$ 53